STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

9. STOCK-BASED COMPENSATION

Stock-based compensation consists of:

	December 31,	December 31,
Type of Security	2025	2024
Price Appreciation Certificates	$-	$1,285,898
Options issued to outside directors and consultants	-	56,000
Common stock issued for services*	54,000	12,000
Totals	$54,000	$1,353,898

*In 2025 stock-based compensation expense was recorded in the relevant line-item in the statement of operations

The following is a summary of the compensatory securities activity for the period January 1, 2024 to December 31, 2025:

Common stock equivalent	Price Appreciation Certificates	Options	Total
Number outstanding at January 1, 2024	689,400,000	85,216,000	774,616,000
Granted	183,700,000	8,000,000	191,700,000
Cancelled	(123,700,000)	(7,250,000)	(130,950,000)
Number outstanding at December 31, 2024	749,400,000	85,966,000	835,366,000
Granted	-	-	-
Cancelled	(138,000,000)	(10,500,000)	(148,500,000)
Number outstanding at December 31, 2025	611,400,000	75,466,000	686,866,000

PRICE APPRECIATION CERTIFICATES

In lieu of compensation the Company has entered into agreements (“Price Appreciation Certificates”) with David Lifschultz and Bruce Abbott whereby, at the request of the executives, the Company agrees to pay the equivalent sum of the rise in the Company’’s stock price based on the agreed upon number of shares, from a fixed per share amount to the average of the last 10 trading days (volume weighted average price).

The number of shares reflect a potential salary for the two executives that only exist if the price of the shares rise above the price appreciation base amount. The Company has no obligation to pay the two executives if the stock does not rise. The Company, at its exclusive option and benefit, can proceed with a private placement at the share price on the date of exercise and the executive will subscribe to this private placement for the entire sum advanced by the Company.

The Company accounts for these Price Appreciation Certificates as an equity instrument due to its exclusive option to require a subscription to the private placement as determined by the fair value of the instruments using a Black-Scholes pricing model.

At December 31, 2024, the 749,400,000 Price Appreciation Certificates outstanding had a weighted average exercise price of $0.01 per share, a weighted average remaining contractual life of 2.91 years, and an aggregate intrinsic value of $0.

At December 31, 2025, the 611,400,000 Price Appreciation Certificates outstanding had a weighted average exercise price of $0.01 per share, a weighted average remaining contractual life of 2.44 years, and an aggregate intrinsic value of $0.

OPTIONS

The Company has a stock option plan for directors, officers, employees and consultants. The term and vesting conditions of each option may be fixed by the Board of Directors when the option is granted, but the term cannot exceed 10 years. The maximum number of shares that may be reserved for issuance under the plan is fixed at 200,000,000. The maximum number of shares that may be optioned to any one person is 5% of the shares outstanding at the date of the grant. The options granted in 2023 all vested immediately.

There were no stock options granted during 2025. The fair value of stock options granted during 2024 was estimated on the dates of grant using the Black-Scholes pricing model based on the following assumptions:

	2025	2024
Volatility	-	412.55%
Expected life	-	5 years
Risk-free rate	-	4.26%
Dividend yield	-	-
Forfeiture rate	-	0%
Stock Price at Valuation	-	$0.01
Exercise Price	-	0.01

At December 31, 2024, the 85,966,000 stock options outstanding had a weighted average exercise price of $0.003 per share, a weighted average remaining contractual life of 3.49 years, and an aggregate intrinsic value of $625,194.

At December 31, 2025, the 75,466,000 stock options outstanding had a weighted average exercise price of $0.002 per share, a weighted average remaining contractual life of 2.75 years, and an aggregate intrinsic value of $625,194.